SHAREHOLDERS' EQUITY - Narrative (Details) $ / shares in Units, $ in Millions			1 Months Ended
	Mar. 01, 2024 USD ($)	Aug. 12, 2021 USD ($)	Oct. 31, 2023	Mar. 31, 2026 Vote $ / shares shares	Dec. 31, 2025 Vote $ / shares shares	Dec. 17, 2025 shares	Dec. 31, 2024 $ / shares shares
Class of Stock [Line Items]
Preferred stock, shares authorized (in shares)				20,000,000	20,000,000		20,000,000
Preferred stock, par value (in dollars per share) | $ / shares				$ 0.0001	$ 0.0001		$ 0.0001
Preferred stock, shares issued (in shares)				0	0		0
Preferred stock, shares outstanding (in shares)				0	0		0
Common stock, shares authorized (in shares)				150,000,000	150,000,000		150,000,000
Common stock, par value (in dollars per share) | $ / shares				$ 0.0001	$ 0.0001		$ 0.0001
Shares reserved for future issuance (in shares)					13,336,400
Outstanding warrants to purchase common stock (in shares)				27,509	27,509		27,509
Warrant exercise price (in dollars per share) | $ / shares				$ 8.4	$ 8.4
Cantor Sales Agreement
Class of Stock [Line Items]
Consideration received in a transaction | $		$ 50.0
Commission from gross proceeds from issuance of common stock		3.00%
Cowen Sales Agreement
Class of Stock [Line Items]
Consideration received in a transaction | $	$ 50.0
Commission from gross proceeds from issuance of common stock	3.00%
Pre-Funded Warrants
Class of Stock [Line Items]
Period for notice of increase or decrease to beneficial ownership limitation			60 days
Common stock, maximum beneficial ownership by holder (percent)			19.99%
Warrants exercised (in shares)				0	18,297,097		639,854
Shares reserved for future issuance (in shares)				9,545,643	9,545,643
Common stock
Class of Stock [Line Items]
Number of votes entitled to each ordinary share | Vote				1	1
Shares reserved for future issuance (in shares)					2,950,562
Series A Preferred Stock
Class of Stock [Line Items]
Preferred stock, shares authorized (in shares)				20,000,000
Preferred stock, par value (in dollars per share) | $ / shares				$ 0.0001
Preferred stock, shares issued (in shares)				0	0	20,242,911	0
Preferred stock, shares outstanding (in shares)				0	0		0